Note 8 - Property and Equipment - Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property and equipment, gross	$ 7,172	$ 7,218
Accumulated depreciation and amortization	(6,374)	(6,416)
Property and equipment, net	798	802
Manufacturing, Laboratory, and Office Equipment [Member]
Property and equipment, gross	4,313	4,359
Furniture and Fixtures [Member]
Property and equipment, gross	390	390
Leasehold Improvements [Member]
Property and equipment, gross	$ 2,469	$ 2,469